Summary of Significant Accounting Policies (Details)	12 Months Ended			24 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 70,158				¥ 500,000
Notes receivable (in Dollars)	$ 172,348
Estimated economic useful lives	50 years				50 years
Total expenses incurred (in Dollars)	$ 208,751	214,351		229,782
VAT rate	13.00%
Accounts receivable (in Dollars)	$ 10,470,000	$ 10,890,000	$ 8,210,000	$ 10,890,000
Yangzhou Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	10.00%				10.00%
Nanjing Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	5.00%				5.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	90.00%
Expiration the warranty period	3.00%
Warranty period	1 year
Percentage of warranty deposit	3.00%				3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	97.00%
Expiration the warranty period	10.00%
Warranty period	5 years
Percentage of warranty deposit	10.00%				10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accounts receivable	52.00%	73.00%
Credit Concentration Risk [Member] | Other Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accounts receivable			76.00%